Property, plant and equipment (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 517,403	$ 473,646	$ 522,611
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	64,368	61,773	87,000
Exploration Wells [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	35,299	15,088
Write-offs	(3,664)	(19,949)
Transfers	(29,281)	(9,795)
Property, plant and equipment	$ 10,604	$ 8,250	$ 22,906